Share Capital - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Millions					2 Months Ended	12 Months Ended
	Jan. 26, 2021 CAD ($) shares	Jan. 26, 2021 USD ($) shares	Nov. 16, 2020 CAD ($) shares	Nov. 16, 2020 USD ($) shares	Jan. 26, 2021 CAD ($) shares	Jun. 30, 2021 CAD ($) acqusition $ / shares shares	Jun. 30, 2020 CAD ($) acqusition shares	May 11, 2020 shares	May 10, 2020 shares
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)								110,089,377	1,321,072,394
Number of shares issued and fully paid (in shares)						198,068,923	115,228,811
Number of shares issued (in shares)						0	2,689,933
Commissions and issuance costs | $						$ 30,936	$ 12,507
Shares issued for cash, net of share issue costs | $						$ 666,026	$ 575,506
Number of common shares per warrant (in shares)						1
Class A Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares						$ 1.00
Number of shares issued (in shares)						0
Number of shares outstanding (in shares)						0
Class B Preference Shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share) | $ / shares						$ 5.00
Number of shares issued (in shares)						0
Number of shares outstanding (in shares)						0
November and January Unit Offerings
Disclosure of classes of share capital [line items]
Shares issued for cash, net of share issue costs | $					$ 381,200
Shares issued for cash, net of share issue costs, amount allocated to warrant derivative liabilities | $					74,000
Shares issued for cash, net of share issue costs, amount allocated to share capital | $					$ 307,200
November Unit Offering
Disclosure of classes of share capital [line items]
Shares issued through equity financings (in shares)			23,000,000	23,000,000
Gross proceeds from issuing shares			$ 226,200	$ 172.5
Commissions and issuance costs | $			11,800
Shares issued for cash, net of share issue costs | $			$ 214,500
Number of common shares per warrant (in shares)			1	1
November Unit Offering, Over-Allotment
Disclosure of classes of share capital [line items]
Shares issued through equity financings (in shares)			3,000,000	3,000,000
November Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit issued (in shares)			1	1
November Offering, Warrant
Disclosure of classes of share capital [line items]
Number of common share purchase warrants per unit issued (in shares)			0.5	0.5
January Unit Offering
Disclosure of classes of share capital [line items]
Shares issued through equity financings (in shares)	13,200,000	13,200,000
Gross proceeds from issuing shares	$ 175,800	$ 137.9
Commissions and issuance costs | $	9,000
Shares issued for cash, net of share issue costs | $	$ 166,800
Number of common shares per warrant (in shares)	1	1			1
January Unit Offering, Over-Allotment
Disclosure of classes of share capital [line items]
Shares issued through equity financings (in shares)	1,200,000	1,200,000
January Offering, Common Stock
Disclosure of classes of share capital [line items]
Number of common shares per unit issued (in shares)	1	1			1
January Offering, Warrant
Disclosure of classes of share capital [line items]
Number of common share purchase warrants per unit issued (in shares)	0.5	0.5			0.5
Milestone Payments Contingent Liabilities
Disclosure of classes of share capital [line items]
Number of shares issued (in shares)						2,691,759	614,513
Number of acquisitions | acqusition						3	5